Consolidated Funded Indebtedness to Total Capitalization Ratio (Detail)	Dec. 31, 2011 Fiscal Quarter Ending December 31, 2011 through March 31, 2012	Dec. 31, 2010 Fiscal Quarter Ending June 30, 2012 Through September 30, 2012	Dec. 31, 2009 December 31, 2012 and thereafter
Line of Credit Facility [Line Items]
Ratio	50.00%	47.50%	45.00%